1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash	$ 267,322	$ 374,490	$ 126,615	$ 386,316	$ 141,928
Accounts receivable		3,306		39,500
Property and equipment	116,845	$ 77,322		$ 73,023
Fair Value
Cash	8,672
Accounts receivable	3,583
Property and equipment	3,333
Goodwill	2,967,772
Assets acquired	$ 2,983,360